Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Benefit for income taxes	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Net operating loss carryforwards			$ 49,400,000			49,400,000	24,700,000
Tax credit carry forward			$ 1,700,000			$ 1,700,000	$ 625,000
Tax Credit Carry forwards Expiration Start Year						2025
Tax Credit Carry forwards Expiration End Year						2040
Tax credit carryforward limitations on use						The tax credit carryforwards will expire between 2025 and 2040.
Percentage of stock owned by shareholder			5.00%			5.00%
Percentage of increase of stock owned By shareholder						50.00%
Testing Period In which Shareholding Increase By Shareholder Considered						3 years
Valuation allowance deferred tax asset increase amount						$ 5,200,000
Income tax examination description						The current tax years that are subject for examination are tax years 2017 through 2019, although tax years dating back to 2015 remain open up to the tax attribute amounts carried forward for future use.
Years of statute of limitations by major tax Jurisdictions						3 years
dMY TECHNOLOGY GROUP, INC. III [Member]
Income Tax Disclosure [Line Items]
Unrecognized Tax Benefits			$ 0			$ 0
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued			0			$ 0
Benefit for income taxes			$ 0
Expirable [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carry forwards Expiration Year						2036
Operating loss carryforwards limitations on use						The Company’s net operating loss carryforwards generated prior to January 1, 2018 will begin to expire, if not utilized, in 2036
Non Expirable [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards limitations on use						The Company’s net operating loss carryforwards generated after December 31, 2017 will carry forward indefinitely.